Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activities

Following is a summary of the option activities during the nine months ended September 30, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	812,574	$3.01	5.64
Granted	1,019,500	$5.08
Exercised	(29,200)	$0.0001
Cancelled	(72,662)	$4.69
Outstanding, September 30, 2018	1,730,212	$4.19	4.89
Exercisable, September 30, 2018	957,312	$3.43	4.85

Following is a summary of the option activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	729,434	$0.12
Granted	120,971	$0.13
Outstanding, December 31, 2016	850,405	$0.08	*	7.58
Granted	374,542	$6.39
Exercised	(291,402)	$0.0001
Cancelled	(120,971)	$0.12
Outstanding, December 31, 2017	812,574	$3.01		5.64
Exercisable, December 31, 2017	396,596	$0.57		6.42

* Adjusted due to the change of exercise price of options issued to its Chief Financial Officer effective November 1, 2016.

Schedule of Warrant Activity

Following is a summary of the warrant activities during the nine months ended September 30, 2018:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2017	1,070,717	$7.57	2.12
Granted	402,657	$3.10
Cancelled	(289,253)	$3.94	1.50
Outstanding, September 30, 2018	1,184,121	$3.10	1.88
Exercisable, September 30, 2018	834,434	$3.10	1.25

Following is a summary of the warrants activities during the years ended December 31, 2017 and 2016:

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding, December 31, 2015	-
Granted	-
Outstanding, December 31, 2016	-
Granted	1,070,717	$7.57	2.12
Outstanding, December 31, 2017	1,070,717	$7.57	2.12
Exercisable, December 31, 2017	1,020,717	$7.56	2.00

Schedule of Stock Compensation Expenses

For the nine months ended September 30, 2018 and 2017, the Company recorded the following stock compensation in general and administrative expense:

	2018	2017
Stock options	$1,417,882	$50,046
Warrants	149,294	-
Total stock compensation expense	$1,567,176	$50,046

For the years ended December 31, 2017 and 2016, the Company recorded the following stock compensation expense:

	2017	2016
Stock options	$323,875	$464,321
Warrants	2,718,554	-
Class A common stock grants	1,302,000	-

Total stock compensation expense	$4,344,429	$464,321